CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,216	¥ 14,355	¥ 9,020
Restricted cash	6,671	43,215	48,085
Accounts and bills receivable, net	1,551	10,046	9,867
Inventories	4,565	29,574	24,034
Advance to suppliers	871	5,640	7,512
Prepayments and other receivables	3,139	20,334	18,772
Deferred tax assets - current	222	1,438	2,794
Total current assets	19,235	124,602	120,084
Property, plant and equipment, net	66,538	431,021	482,534
Construction in progress	262	1,700	366
Lease prepayments, net	2,761	17,882	18,406
Advance to suppliers - long term, net	$ 222	¥ 1,440	722
Long-term deposit			16,760
Other Assets	$ 1,792	¥ 11,607	12,500
Deferred tax assets - non current	2,396	15,519	21,573
Total assets	93,206	603,771	672,945
Current liabilities
Long-term loan, current portion	517	3,350	3,350
Due to related parties	22,088	143,080	125,938
Accounts payables	5,057	32,760	29,484
Notes payable	13,242	85,780	95,539
Advance from customers	347	2,247	3,392
Accrued expenses and other payables	1,340	8,682	6,095
Obligations under capital leases-current	47	302	8,259
Total current liabilities	$ 42,638	¥ 276,201	272,057
Obligations under capital leases			303
Long-term loan	$ 509	¥ 3,300	6,650
Deferred tax liabilities	835	5,406	5,816
Total liabilities	43,982	284,907	284,826
Shareholders' equity
Registered capital (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,057	13,323	13,323
Additional paid-in capital	48,150	311,907	311,907
Statutory reserve	5,780	37,441	37,441
Retained earnings	(6,796)	(44,022)	25,043
Cumulative translation adjustment	162	1,049	1,199
Total shareholders' equity	49,353	319,698	388,913
Non-controlling interest	(129)	(834)	(794)
Total equity	49,224	318,864	388,119
Total liabilities and equity	$ 93,206	¥ 603,771	¥ 672,945